UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Bruce A. Rosenblum
Artisan Funds, Inc.	Bell, Boyd & Lloyd LLP
875 East Wisconsin Avenue, #800	1615 L Street, N.W., #1200
Milwaukee, Wisconsin 53202	Washington, DC 20036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/08

Date of reporting period: 06/30/08

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2008

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 98.6%

ARGENTINA - 2.1%
Tenaris S.A. (DR)	27,066	$2,016,417

BRAZIL - 21.5%
Energetica de Minas Gerais- CEMIG, Preferred(1)	31,358	760,526
Companhia Vale do Rio Doce	125,800	4,504,348
Dufry South America Ltd (DR)	31,200	681,180
Duratex S.A., Preferred(1)	27,600	585,366
Empresa Brasileira de Aeronautica S.A.	79,400	528,475
Hypermarcas SA(1)(2)	73,300	882,472
Marcopolo S.A., Preferred(1)	109,800	430,817
Net Servicos de Comunicacao SA, Preferred(1)(2)	64,400	815,495
OGX Petroleo e Gas Participacoes SA(2)	653	517,316
Petroleo Brasileiro S.A.	176,200	6,204,535
Randon SA Implementos e Participacoes, Preferred(1)	79,500	787,016
Rodobens Negocios Imobiliarios SA	60,300	744,770
SEB - Sistema Educacional Brasileiro SA (Units)(1)(2)	34,800	563,321
Tim Participacoes S.A., Preferred(1)	230,400	655,370
Unibanco - Uniao de Bancos Brasileiros S.A. (Units)(1)	75,500	962,647
Votorantim Celulose e Papel S.A., Preferred(1)	18,400	494,806
Wilson Sons Limited (DR)	58,900	749,155

		20,867,615

CHILE - 0.5%
Empresa Nacional de Telecomunicaciones S.A.	37,446	499,542

CHINA - 8.0%
Airmedia Group, Inc. (DR)(2)	47,944	692,311
Chaoda Modern Agriculture (Holdings) Limited(3)	803,900	1,011,195
China Dongxiang Group Company(3)	1,708,000	685,739
China Nepstar Chain Drugstore Limited (DR)	41,779	361,806
China Railway Construction Corporation, H Shares(1)(2)(3)	445,000	626,770
GOME Electrical Appliances Holdings Limited(3)	1,994,752	943,445
Mindray Medical International Limited, Class A (DR)	12,699	473,927
New Oriental Education & Technology Group, Inc. (DR)(2)	10,387	606,809
Tingyi (Cayman Islands) Holding Corporation(3)	548,300	676,933
Vinda International Holdings Limited(3)	1,797,800	531,855
Weichai Power Co., Ltd., H Shares(3)	107,100	457,708
Zhuzhou CSR Times Electric Co., Ltd., H Shares(3)	858,200	708,725

		7,777,223

COLOMBIA - 0.5%
Almacenes Exito S.A. (DR)(3)	69,213	459,574

EGYPT - 1.5%
Egyptian Financial Group-Hermes Holding(3)	116,983	1,052,689
Ghabbour Auto(2)(3)	45,575	393,316

		1,446,005

HONG KONG - 1.7%
Huabao International Holdings Limited(3)	1,086,900	1,028,707
Samson Holding Ltd.(2)(3)	3,830,000	574,758

		1,603,465

INDIA - 3.7%
Cairn India Ltd.(2)(3)	83,061	530,855
Central Bank Of India(2)(3)	276,268	385,464
Dr. Reddy’s Laboratories Limited(3)	45,981	716,062
Satyam Computer Services Limited(3)	136,167	1,386,926
Tata Motors Limited(3)	59,954	593,255

		3,612,562

ISRAEL - 1.3%
Bank Hapoalim B.M.(3)	132,160	581,988
Strauss Group Ltd.(2)(3)	48,722	681,915

		1,263,903

KAZAKSTAN - 1.8%
KazMunaiGas Exploration Production (DR)(3)	54,917	1,714,418

LUXEMBOURG - 1.4%
Ternium S.A. (DR)	32,082	1,347,444

MEXICO - 6.3%
America Movil SAB de C.V., Series L(1)	836,552	2,208,774
Banco Compartamos SA de CV	172,958	647,349
Fomento Economico Mexicano SAB, Series UBD	175,780	800,061
Grupo Financiero Banorte S.A. de C.V.	223,705	1,052,030
Grupo Televisa S.A.	173,107	819,619
Urbi, Desarrollos Urbanos, S.A. de C.V.(2)	172,887	597,630

		6,125,463

NETHERLANDS - 1.5%
Kardan NV(3)	59,222	751,888
Plaza Centers (Europe) BV(3)	230,120	733,400

		1,485,288

NIGERIA - 0.5%
Guaranty Trust Bank Plc. (DR)(3)	41,083	480,205

PHILIPPINES - 0.7%
Philippine Long Distance Telephone Company(3)	12,420	661,681

POLAND - 0.7%
Polski Koncern Naftowy Orlen S.A.(2)(3)	45,242	724,160

RUSSIA - 9.3%
Globaltrans Investment PLC (DR)(2)(3)	54,871	894,397
LUKOIL (DR)(3)	26,831	2,639,187
Mining and Metallurgical Company Norilsk Nickel (DR)(3)	59,618	1,505,014
Mobile TeleSystems (DR)	15,334	1,174,738
OAO TMK (DR)(3)	24,539	964,312
PIK Group (DR)(2)(3)	4,640	124,990
PIK Group, Reg S (DR)(2)(3)	35,150	946,854
VTB Bank OJSC (DR)(3)	117,628	811,839

		9,061,331

SINGAPORE - 0.7%
Epure International Ltd.(3)	1,788,000	700,012

SOUTH AFRICA - 7.6%
African Bank Investments Limited(3)	248,675	746,900
Gold Fields Limited(3)	85,213	1,079,379
Grindrod Limited(3)	178,432	598,176
Impala Platinum Holdings Limited(3)	37,215	1,465,141
Mondi Limited(3)	102,046	622,671
Mr. Price Group Limited(3)	254,888	487,122
MTN Group Limited(3)	83,725	1,323,866
Reunert Limited(3)	79,596	496,790
Tiger Brands Limited(3)	29,120	522,555

		7,342,600

SOUTH KOREA - 10.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(3)	14,484	565,058
GS Engineering & Construction Corp.(3)	5,015	547,656
Hyundai Development Company(3)	13,551	687,957
Kookmin Bank(3)	19,081	1,119,120
Korean Air Lines Co., Ltd.(3)	11,875	557,521
MegaStudy Co., Ltd.(3)	2,739	865,846
Samsung Electronics Co., Ltd.(3)	6,067	3,631,210
Shinhan Financial Group Co., Ltd.(3)	21,407	966,738
Shinsegae Co., Ltd.(3)	1,609	865,301

		9,806,407

SWEDEN - 1.6%
West Siberian Resources Ltd (DR)(2)(3)	1,089,186	1,520,028

TAIWAN - 9.5%
Acer Inc.(3)	335,122	654,523
Cathay Financial Holding Co., Ltd.(3)	504,088	1,087,965
China Airlines(3)	998,000	432,619
Chinatrust Financial Holding Company Ltd.(2)(3)	1,106,440	1,066,950
Far Eastern Textile Ltd.(3)	825,292	1,071,677
Hon Hai Precision Industry Co., Ltd.(3)	246,440	1,211,988
Taishin Financial Holdings Co., Ltd.(2)(3)	1,949,000	830,670
Taiwan Fertilizer Co., Ltd.(3)	223,000	836,642
Taiwan Semiconductor Manufacturing Company Ltd.(2)(3)	946,669	2,024,541

		9,217,575

THAILAND - 2.8%
Bumrungrad Hospital Public Company Limited (DR)(3)	658,800	695,243
Krung Thai Bank Public Company Limited (DR)(3)	2,812,100	707,698
Siam Commercial Bank Public Company Limited (DR)(3)	331,200	764,604
Total Access Communication Public Company Limited(3)	355,400	569,728

		2,737,273

TURKEY - 2.7%
Cimsa Cimento Sanayi ve Ticaret A.S.(3)	150,457	546,725
Tekfen Holding A.S.(3)	84,722	651,518
Turk Hava Yollari Anonim Ortakligi(2)(3)	134,355	549,701
Turk Sise ve Cam Fabrikalari AS(2)(3)	331,343	352,455
Turkiye Sinai Kalkinma Bankasi A.S.(2)(3)	675,090	491,796

		2,592,195

UNITED ARAB EMIRATES - 0.6%
Depa, Ltd. (DR)(2)(3)	87,127	605,533

Total common and preferred stocks (Cost $99,128,998)		95,667,919

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $867,033(4) (Cost $867,000)	$867,000	$867,000

Total investments - 99.5% (Cost $99,995,998)		96,534,919

Other assets less liabilities - 0.5%		470,851

Total net assets - 100.0%(5)		$97,005,770

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $61,501,847 or 63.4% of total net assets.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.625%	2/15/27	$888,731

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$10,895,660	11.2%
Consumer Staples	6,793,667	7 .0
Energy	16,831,228	17.4
Financials	15,241,940	15.7
Healthcare	1,885,232	1.9
Industrials	12,629,100	13.0
Information Technology	9,405,978	9.7
Materials	13,430,877	13.9
Telecommunication Services	7,093,699	7.3
Utilities	1,460,538	1.5

Total common and preferred stocks	95,667,919	98.6
Short-term investments	867,000	0.9

Total investments	96,534,919	99.5
Other assets less liabilities	470,851	0.5

Total net assets	$97,005,770	100.0%

CURRENCY EXPOSURE - JUNE 30, 2008
(Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$20,867,615	21.6%
British pound	733,400	0.8
Chilean peso	499,542	0.5
Egyptian pound	1,446,005	1.5
Euro	751,888	0.8
Hong Kong dollar	7,245,835	7.5
Indian rupee	3,612,562	3.7
Israeli shekel	1,263,903	1.3
Mexican peso	6,125,463	6.3
Philippine peso	661,681	0.7
Polish zloty	724,160	0.8
Singapore dollar	700,012	0.7
South African rand	7,342,600	7.6
South Korean won	9,806,407	10.2
Swedish krona	1,520,028	1.6
Taiwan dollar	9,217,575	9.6
Thai baht	2,167,545	2.2
Turkish lira	2,592,195	2.7
US dollar	19,256,503	19.9

Total investments	$96,534,919	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.1%

FINLAND - 2.4%
Nokia Oyj (DR)	9,396	$230,202

FRANCE - 3.6%
Neopost SA(1)	1,076	113,636
Sanofi-Aventis(1)	1,298	86,350
Societe Television Francaise 1(1)	5,056	84,019
Sodexo(1)	963	62,958

		346,963

HONG KONG - 2.3%
Guoco Group Limited(1)	21,450	217,343

JAPAN - 5.6%
Credit Saison Co., Ltd.(1)	9,500	199,147
SANKYO CO., LTD.(1)	1,848	120,386
Sekisui House, Ltd.(1)	22,650	211,005

		530,538

MEXICO - 1.2%
Grupo Modelo, S.A. de C.V., Series C	22,030	112,125

NETHERLANDS - 3.9%
Wolters Kluwer NV(1)	15,924	369,391

SOUTH KOREA - 2.9%
SK Telecom Co., Ltd. (DR)	13,206	274,289

SWITZERLAND - 14.1%
Adecco SA(1)	5,222	257,525
Novartis AG(1)	11,300	619,653
Panalpina Welttransport Holding AG(1)	1,368	144,534
Pargesa Holding SA(1)	2,897	321,065

		1,342,777

UNITED KINGDOM - 15.9%
Cadbury PLC(1)	7,944	99,682
Cadbury PLC (DR)	1,054	53,037
Diageo plc(1)	11,143	204,662
Experian Group Ltd.(1)	52,772	390,006
Home Retail Group plc(1)	58,209	251,345
Signet Group plc(1)	307,074	303,865
Unilever plc (DR)	7,297	207,308

		1,509,905

UNITED STATES - 44.2%
American Express Company	7,369	277,590
The Bank of New York Mellon Corporation	2,427	91,813
Cintas Corporation	10,579	280,449
Covidien Ltd.	3,461	165,747
Dell Inc.(2)	12,787	279,780
Dr. Pepper Snapple Group, Inc.(2)	2,338	49,051
International Speedway Corporation, Class A	7,026	274,225
Johnson & Johnson	6,474	416,537
Marsh & McLennan Companies, Inc.	20,568	546,080
Mattel, Inc.	10,687	182,961
Microsoft Corporation	8,680	238,787
Mohawk Industries, Inc.(2)	6,280	402,548
Motorola, Inc.	11,586	85,041
The Sherwin-Williams Company	3,292	151,202
Wal-Mart Stores, Inc.	5,916	332,479
WellPoint, Inc.(2)	7,796	371,557
Wells Fargo & Company	2,857	67,854

		4,213,701

Total common stocks (Cost $10,120,036)		9,147,234

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.0%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $380,014(3) (Cost $380,000)	$380,000	$380,000

Total investments - 100.1% (Cost $10,500,036)		9,527,234
Other assets less liabilities - (0.1%)		(6,480)

Total net assets - 100.0%(4)		$9,520,754

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $4,056,572 or 42.6% of total net assets.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.625%	2/15/27	$390,019

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - June 30, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,413,905	25.4%
Consumer Staples	1,058,344	11.1
Financials	1,720,892	18.1
Healthcare	1,659,844	17.4
Industrials	1,072,514	11.3
Information Technology	947,446	9.9
Telecommunication Services	274,289	2.9

Total common stocks	9,147,234	96.1
Short-term investments	380,000	4.0

Total investments	9,527,234	100.1
Other assets less liabilities	(6,480)	(0.1)

Total net assets	$9,520,754	100.0%

CURRENCY EXPOSURE - June 30, 2008

(Unaudited)

	Value	Percentage of Total Investments
British pound	$1,249,560	13.1%
Euro	716,354	7.5
Hong Kong dollar	217,343	2.3
Japanese yen	530,538	5.6
Mexican peso	112,125	1.2
Swiss franc	1,342,777	14.1
US dollar	5,358,537	56.2

Total investments	$9,527,234	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2008

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.4%

AUSTRALIA - 0.0%(1)
Babcock & Brown Infrastructure Group (Units)(2)	10,250,819	$6,715,212

BELGIUM - 0.7%
Delhaize Group(2)	791,898	53,228,996
Umicore(2)	1,051,814	51,889,560

		105,118,556

BRAZIL - 2.6%
Petroleo Brasileiro S.A., Preferred (DR)	3,330,861	193,023,395
Redecard SA	6,229,989	120,433,759
Vivo Participacoes S.A., Preferred (DR)(3)	13,449,768	85,540,524

		398,997,678

CANADA - 2.0%
Canadian Pacific Railway Limited	4,755,184	314,507,870

CHINA - 4.4%
Angang Steel Company Limited, H Shares(2)	25,008,600	49,840,083
China Construction Bank, H Shares(2)	208,768,200	167,760,902
China Life Insurance Co., Limited, H Shares(2)	17,544,900	61,158,458
China Merchants Holdings International Company Limited(2)	21,764,900	83,979,869
China Petroleum and Chemical Corporation, H Shares(2)	129,688,900	120,596,914
China Resources Land Limited(2)	89,337,600	123,510,560
Shanghai Electric Group Company Limited, Series H(2)(3)(4)	150,931,921	73,490,571

		680,337,357

FINLAND - 3.5%
Fortum Oyj(2)	10,655,944	539,661,114

FRANCE - 11.7%
Alstom(2)	1,220,780	279,894,911
Bouygues SA(2)	3,998,062	263,577,642
Electricite de France(2)	4,243,991	402,380,838
LVMH Moet Hennessy Louis Vuitton SA(2)	2,630,185	274,122,302
Technip SA(2)	2,854,266	262,429,029
Vinci SA(2)	5,747,841	350,715,630

		1,833,120,352

GERMANY - 14.0%
Allianz SE(2)	848,107	149,022,047
Bayer AG(2)	5,437,333	456,701,891
Daimler AG(2)	3,921,385	242,057,979
E.ON AG(2)	1,110,241	223,577,562
Fraport AG(2)	2,700,531	182,993,215
Linde AG(2)	2,335,010	327,362,221
RWE AG(2)	1,535,871	193,749,471
Wacker Chemie AG(2)	1,994,739	415,753,594

		2,191,217,980

HONG KONG - 5.1%
The Bank of East Asia, Ltd.(2)	36,555,400	198,227,413
Hutchison Whampoa Limited(2)	32,865,045	332,344,873
NWS Holdings Limited(2)	40,157,746	104,567,366
Sun Hung Kai Properties Limited(2)	11,937,000	161,607,037

		796,746,689

INDIA - 0.4%
Housing Development Finance Corporation Ltd.(2)	942,615	42,384,043
ICICI Bank Limited (DR)(3)	794,677	22,854,911

		65,238,954

ITALY - 0.6%
Intesa Sanpaolo(2)	17,733,056	100,894,919

JAPAN - 12.8%
CANON INC.(2)	1,295,400	66,402,248
Credit Saison Co., Ltd.(2)	6,330,600	132,707,222
DENSO CORPORATION(2)	4,389,500	150,247,356
Honda Motor Co., Ltd.(2)	4,430,365	150,735,836
JAPAN TOBACCO INC.(2)	68,621	292,045,323
Jupiter Telecommunications Co., Ltd.(2)	152,156	117,853,738
Mitsubishi Estate Company Ltd.(2)	4,531,400	103,457,915
Mitsubishi Heavy Industries, Ltd.(2)	37,244,800	178,352,006
Mitsubishi UFJ Financial Group, Inc.(2)	10,463,100	92,105,513
Mitsui & Co., Ltd.(2)	11,450,476	252,800,865
Mitsui Fudosan Co., Ltd.(2)	5,327,525	113,568,824
Mizuho Financial Group, Inc.(2)	26,366	122,094,812
SUZUKI MOTOR CORPORATION(2)	7,417,350	175,011,443
TOKYU LAND CORPORATION(2)	7,591,750	43,282,813

		1,990,665,914

LUXEMBOURG - 0.6%
RTL Group(2)	767,688	87,192,601

MEXICO - 0.5%
Grupo Modelo, S.A. de C.V., Series C	14,714,102	74,889,530

NETHERLANDS - 2.4%
ASML Holding N.V.(2)	15,218,221	370,641,991

NORWAY - 5.6%
Acergy SA(2)	2,443,425	54,482,558
Orkla ASA(2)	27,943,004	357,531,861
Renewable Energy Corp AS(2)(3)	1,335,653	34,423,844
SeaDrill Ltd.(2)	13,791,691	421,443,145

		867,881,408

QATAR - 0.5%
Industries Qatar	1,406,183	69,720,102
Industries Qatar, Equity-Linked Security(2)(5)(6)	222,077	11,010,578

		80,730,680

RUSSIA - 7.6%
Gazprom (DR)(2)	8,479,286	490,836,630
LUKOIL (DR)(2)	4,052,616	398,628,927
Mining and Metallurgical Company Norilsk Nickel (DR)(2)	3,232,440	81,600,650
Novorossiysk Sea Trade Port (DR)(2)	198,700	2,973,697
RAO Unified Energy System, Equity-Linked Security(2)(5)(6)(7)	2,065,483	215,801,664

		1,189,841,568

SOUTH AFRICA - 0.8%
Naspers Limited(2)	5,713,602	124,657,405

SOUTH KOREA - 1.2%
NHN Corp.(2)(3)	1,042,935	182,296,070

SPAIN - 4.9%
Gamesa Corporacion Tecnologica, S.A.(2)	3,781,361	185,599,013
Iberdrola S.A.(2)	5,401,279	72,202,212
Industria de Diseno Textil, S.A.(2)	3,126,622	143,725,163
Telefonica S.A.(2)	14,010,723	370,288,562

		771,814,950

SWEDEN - 0.4%
SSAB Svenskt Stal AB, Series A(2)	2,038,041	65,450,354

SWITZERLAND - 8.9%
Adecco SA(2)	2,171,565	107,091,508
Compagnie Financiere Richemont SA (‘A’ Units)(2)	1,273,992	70,356,349
Holcim Ltd.(2)	3,012,829	243,603,948
Nestle SA(2)	9,936,580	447,899,755
Roche Holding AG(2)	404,147	79,919,376
Roche Holding AG - Genussscheine(2)(5)	2,448,230	439,312,452

		1,388,183,388

TAIWAN - 0.2%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)(3)	2,973,816	32,444,333

UNITED KINGDOM - 6.0%
Cadbury PLC(2)	13,609,068	170,767,799
Kingfisher plc(2)	15,882,443	35,439,595
Lloyds TSB Group plc(2)	45,571,724	279,289,314
National Grid PLC(2)	20,137,580	263,897,698
Next Plc(2)	1,050,225	20,248,424
William Morrison Supermarkets PLC(2)	32,750,848	173,294,954

		942,937,784

Total common and preferred stocks (Cost $13,381,579,955)		15,202,184,657

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.4%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $379,513,231(8) (Cost $379,499,000)	$379,499,000	$379,499,000

Total investments - 99.8% (Cost $13,761,078,955)		15,581,683,657
Other assets less liabilities - 0.2%		35,764,476

Total net assets - 100.0%(9)		$15,617,448,133

(1)	Represents less than 0.1% of total net assets.
(2)

Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $14,288,770,233 or 91.5% of total net assets.

(3)	Non-income producing security.
(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form N-Q.
(5)	Non-voting shares.
(6)	Security is an equity-linked participation certificate. Equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(7)	Security has been determined to be illiquid under procedures established by the Board of Directors.
(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.250%	8/15/23	$238,866,000
U.S. Treasury Bond	5.000	8/15/11	146,523,600
U.S. Treasury Bond	4.750	8/15/17	109,000,000

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,591,648,191	10.2%
Consumer Staples	1,212,126,357	7.8
Energy	1,941,440,598	12.4
Financials	1,913,926,703	12.3
Healthcare	519,231,828	3.3
Industrials	3,185,575,421	20.4
Information Technology	772,218,401	5.0
Materials	1,692,202,301	10.8
Telecommunication Services	455,829,086	2.9
Utilities	1,917,985,771	12.3

Total common and preferred stocks	15,202,184,657	97.4
Short-term investments	379,499,000	2.4

Total investments	15,581,683,657	99.8
Other assets less liabilities	35,764,476	0.2

Total net assets	$15,617,448,133	100.0%

CURRENCY EXPOSURE - JUNE 30, 2008

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$6,715,212	0.0%[1]
Brazilian real	120,433,759	0.8
British pound	942,937,784	6.0
Euro	5,999,662,463	38.5
Hong Kong dollar	1,477,084,046	9.5
Indian rupee	42,384,043	0.3
Japanese yen	1,990,665,914	12.8
Mexican peso	74,889,530	0.5
Norwegian krone	867,881,408	5.6
Qatari riyal	69,720,102	0.4
South African rand	124,657,405	0.8
South Korean won	182,296,070	1.2
Swedish krona	65,450,354	0.4
Swiss franc	1,388,183,388	8.9
US dollar	2,228,722,179	14.3

Total investments	$15,581,683,657	100.0%

[1]	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 91.0%

AUSTRIA - 2.2%
Flughafen Wien AG(1)	156,578	$14,898,504
Wienerberger AG(1)	216,243	9,064,330

		23,962,834

CANADA - 1.3%
Great Canadian Gaming Corporation(2)	1,650,900	14,700,571

CHINA - 7.5%
China Everbright International Limited(1)	60,122,800	18,565,583
China Everbright Limited(1)	8,708,600	16,683,579
China National Building Material Company Ltd., H Shares(1)	6,100,000	11,699,772
Hengan International Group Company Limited(1)	5,249,900	15,466,995
New World Department Store China(1)(2)	2,252,000	1,976,575
Tian An China Investments Company Limited(1)	26,517,480	18,697,781
Tian An China Investments Company Limited Warrants(1)(2)(3)
Exercise Price: 10.00 HKD, Expiration: 1/2/10	2,027,080	44,019

		83,134,304

DENMARK - 1.0%
TK Development A/S(1)(2)	823,100	10,759,772

EGYPT - 4.6%
Commercial International Bank (DR)(1)	2,140,747	33,197,837
Eastern Tobacco(1)	295,593	17,952,309

		51,150,146

FRANCE - 1.3%
Guyenne et Gascogne SA(1)	119,377	14,944,314

GERMANY - 17.0%
Aixtron AG(1)	1,040,772	10,672,250
C.A.T. oil AG(1)(2)	304,049	4,305,243
DIC Asset AG(1)	299,236	7,559,050
KWS Saat AG(1)	173,828	39,801,542
Praktiker Bau- und Heimwerkermaerkte Holding AG(1)	1,385,664	29,133,303
Strabag AG(1)(2)	19,777	8,095,754
Vossloh AG(1)	296,606	38,608,597
Wacker Construction Equipment AG(1)	697,819	10,358,799
Wirecard AG(1)(2)	3,166,286	40,539,400

		189,073,938

GREECE - 0.8%
Hellenic Exchanges S.A.(1)	755,108	9,431,276

HONG KONG - 9.4%
Allied Properties (H.K.) Limited(1)	9,048,000	1,399,871
Cafe De Coral Holdings Limited(1)	4,818,000	8,650,647
Hong Kong Exchanges & Clearing Limited(1)	1,093,500	15,884,232
I.T Ltd.(1)	40,704,000	10,139,012
Industrial and Commercial Bank of China (Asia) Limited(1)	13,932,000	37,558,540
Industrial and Commercial Bank of China (Asia) Limited Warrants(1)(2)(3)
Exercise Price: 20.00 HKD, Expiration: 11/16/08	591,222	130,991
Kowloon Development Company Limited(1)	8,599,900	15,737,385
Sun Hung Kai & Co. Limited(1)	9,895,000	8,082,711
Town Health International Holdings Company Limited(1)(2)	544,090,000	7,320,940

		104,904,329

ITALY - 8.8%
Ansaldo STS SpA(1)	2,540,450	38,242,264
Davide Campari - Milano S.p.A.(1)	1,950,637	16,244,915
Socotherm S.p.A.(1)(2)	1,144,547	7,233,307
Spazio Investment NV(1)(4)	1,718,422	23,122,803
Tod’s S.p.A.(1)	231,935	12,717,489

		97,560,778

JAPAN - 2.3%
en-japan inc.(1)	4,948	8,325,780
SHIZUOKA GAS CO., LTD.(1)	2,459,000	10,596,148
USJ Co., Ltd.(1)	10,377	6,591,252

		25,513,180

MALAYSIA - 0.8%
Bursa Malaysia Bhd(1)	4,104,800	9,372,734

MEXICO - 2.5%
Empresas ICA S.A.B. de C.V.(2)	4,427,350	27,723,794

NETHERLANDS - 2.8%
Advanced Metallurgical Group NV(1)(2)	235,579	19,974,426
SBM Offshore NV(1)	319,898	11,784,875

		31,759,301

NORWAY - 2.8%
Scandinavian Property Development ASA(2)	744,820	3,290,358
SeaDrill Ltd.(1)	906,530	27,701,524

		30,991,882

OMAN - 1.5%
Bank Muscat SAOG (DR)(1)	455,985	10,481,163
Bank Muscat SAOG, Reg S (DR)(1)	267,159	6,140,853

		16,622,016

PHILIPPINES - 0.0%(5)
First Gen Corporation(1)	627,800	390,958

PORTUGAL - 0.3%
CIMPOR-Cimentos de Portugal, SGPS, SA(1)	564,221	3,787,837

RUSSIA - 1.0%
Uralsvyazinform (DR)(1)	1,067,900	11,426,530

SINGAPORE - 3.8%
Fraser & Neave Limited(1)	5,310,600	17,744,797
Jaya Holdings Limited(1)	10,971,200	12,926,985
SIA Engineering Company(1)	4,214,200	11,560,252

		42,232,034

SOUTH AFRICA - 0.8%
Massmart Holdings Limited(1)	1,101,482	8,693,188

SOUTH KOREA - 3.5%
Gmarket Inc. (DR)(2)	1,359,019	27,859,890
Kangwon Land Inc.(1)	534,356	11,690,664

		39,550,554

SWEDEN - 0.3%
KABE Husvagnar AB, Class B(1)	255,000	3,038,185

SWITZERLAND - 6.7%
Bank Sarasin & Cie AG, B Shares(1)	662,131	29,751,762
Banque Cantonale Vaudoise(1)	11,371	3,760,097
Dufry Group(1)	105,704	9,631,614
Schindler Holding AG, Participation Certificates(1)(3)	319,396	23,691,283
Straumann Holding AG(1)	33,588	8,007,196

		74,841,952

TURKEY - 3.8%
Coca-Cola Icecek AS (Unit)(1)	4,622,033	42,713,840

UNITED KINGDOM - 4.2%
Robert Walters plc(1)	3,236,209	8,049,023
Sibir Energy PLC(1)	2,383,369	38,611,740

		46,660,763

Total common stocks (Cost $864,958,097)		1,014,941,010

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.5%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $95,170,569(6) (Cost $95,167,000)	$95,167,000	$95,167,000

Total investments - 99.5% (Cost $960,125,097)		1,110,108,010
Other assets less liabilities - 0.5%		5,149,807

Total net assets - 100.0%(7)		$1,115,257,817

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $941,366,397 or 84.4% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form N-Q.
(5)	Represents less than 0.1% of total net assets.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	2/15/36	$97,074,944

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$108,269,312	9.7%
Consumer Staples	155,817,103	14.0
Energy	89,636,689	8.0
Financials	261,086,814	23.4
Healthcare	15,328,136	1.4
Industrials	247,855,745	22.2
Information Technology	79,071,540	7.1
Materials	35,462,035	3.2
Telecommunication Services	11,426,530	1.0
Utilities	10,987,106	1.0

Total common stocks	1,014,941,010	91.0
Short-term investments	95,167,000	8.5

Total investments	1,110,108,010	99.5
Other assets less liabilities	5,149,807	0.5

Total net assets	$1,115,257,817	100.0%

CURRENCY EXPOSURE - JUNE 30, 2008

(Unaudited)

	Value	Percentage of Total Investments
British pound	$46,660,763	4.2%
Canadian dollar	14,700,571	1.3
Danish krone	10,759,772	1.0
Egyptian pound	17,952,309	1.6
Euro	370,520,278	33.4
Hong Kong dollar	188,038,633	16.9
Japanese yen	25,513,180	2.3
Malaysian ringgit	9,372,734	0.8
Mexican peso	27,723,794	2.5
Norwegian krone	30,991,882	2.8
Philippine peso	390,958	0.0 [1]
Singapore dollar	42,232,034	3.8
South African rand	8,693,188	0.8
South Korean won	11,690,664	1.1
Swedish krona	3,038,185	0.3
Swiss franc	74,841,952	6.7
Turkish lira	42,713,840	3.9
US dollar	184,273,273	16.6

Total investments	$1,110,108,010	100.0%

[1]	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 94.7%

CANADA - 0.5%
CanWest Global Communications Corp.(1)	2,461,699	$6,638,886

FINLAND - 1.6%
Nokia Oyj (DR)	872,786	21,383,257

FRANCE - 11.2%
Gemalto NV(1)(2)	1,226,328	44,430,046
Neopost SA(2)	235,351	24,855,412
Sanofi-Aventis(2)	421,283	28,026,070
Societe Television Francaise 1(2)	2,183,183	36,279,524
Sodexo(2)	309,531	20,236,202

		153,827,254

GERMANY - 2.3%
Pfeiffer Vacuum Technology AG(2)	306,588	31,791,536

HONG KONG - 2.1%
Guoco Group Limited(2)	2,872,900	29,109,811

IRELAND - 0.7%
Ryanair Holdings PLC, Equity-Linked Security(1)(2)(3)(4)	2,231,800	9,707,326

ITALY - 1.0%
Esprinet S.p.A.(2)	2,091,451	13,178,918

JAPAN - 12.5%
Credit Saison Co., Ltd.(2)	2,188,450	45,876,081
MEITEC CORPORATION(2)	1,258,700	35,630,320
SANKYO CO., LTD.(2)	252,287	16,434,901
SEINO HOLDINGS CO., LTD.(2)	1,048,800	6,401,976
Sekisui House, Ltd.(2)	3,622,700	33,748,759
UNICHARM CORPORATION(2)	467,500	33,176,281

		171,268,318

MEXICO - 3.2%
Grupo Modelo, S.A. de C.V., Series C	2,892,118	14,719,849
Kimberly-Clark de Mexico, S.A. de C.V., Class A	7,081,505	28,839,361

		43,559,210

NETHERLANDS - 4.3%
Wolters Kluwer NV(2)	2,559,491	59,372,811

SOUTH KOREA - 3.7%
Lotte Chilsung Beverage Co., Ltd.(2)	11,223	10,842,363
Samsung Electronics Co., Ltd.(2)	20,879	12,496,462
SK Telecom Co., Ltd. (DR)	1,324,394	27,507,663

		50,846,488

SWITZERLAND - 17.5%
Adecco SA(2)	852,300	42,031,480
Givaudan SA(2)	33,159	29,531,916
Novartis AG(2)	1,547,775	84,874,599
Panalpina Welttransport Holding AG(2)	265,944	28,097,820
Pargesa Holding SA(2)	409,804	45,417,266
Tamedia AG(1)(2)	70,228	9,566,976

		239,520,057

UNITED KINGDOM - 25.0%
Benfield Group Plc(2)(5)	11,364,380	55,013,205
Cadbury PLC(2)	2,107,947	26,450,707
Carpetright PLC(2)	1,088,402	14,282,745
Diageo plc(2)	1,920,653	35,276,305
Experian Group Ltd.(2)	8,183,192	60,477,001
Galiform Plc(2)	27,612,667	23,344,151
Home Retail Group plc(2)	5,843,614	25,232,601
Lancashire Holdings Ltd(2)	2,990,256	18,153,670
Signet Group plc(2)	45,061,690	44,590,740
Unilever plc (DR)	1,160,356	32,965,714
Vitec Group PLC(2)	859,067	7,723,234

		343,510,073

UNITED STATES - 9.1%
Arch Capital Group Ltd.(1)	279,755	18,553,352
Covidien Ltd.	1,159,499	55,528,407
Dr. Pepper Snapple Group, Inc.(1)	399,882	8,389,524
Tyco Electronics Ltd.	719,595	25,775,893
Willis Group Holdings Limited	534,235	16,758,952

		125,006,128

Total common stocks (Cost $1,369,522,315)		1,298,720,073

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.2%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $98,251,684(6) (Cost $98,248,000)	$98,248,000	$98,248,000

Total investments - 101.9% (Cost $1,467,770,315)		1,396,968,073

Other assets less liabilities - (1.9%)		(25,549,150)

Total net assets - 100.0%(7)		$1,371,418,923

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $1,041,659,215 or 76.0% of total net assets.

(3)	Non-voting shares.
(4)	Security is an equity-linked participation certificate. Equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form N-Q.
(6)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	12/26/08	$100,215,370

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$297,451,530	21.7%
Consumer Staples	190,660,104	13.9
Financials	228,882,337	16.7
Healthcare	168,429,076	12.3
Industrials	214,137,459	15.6
Information Technology	142,119,988	10.4
Materials	29,531,916	2.1
Telecommunication Services	27,507,663	2.0

Total common stocks	1,298,720,073	94.7
Short-term investments	98,248,000	7.2

Total investments	1,396,968,073	101.9
Other assets less liabilities	(25,549,150)	(1.9)

Total net assets	$1,371,418,923	100.0%

CURRENCY EXPOSURE - JUNE 30, 2008

(Unaudited)

	Value	Percentage of Total Investments
British pound	$310,544,359	22.2%
Canadian dollar	6,638,886	0.5
Euro	258,170,519	18.5
Hong Kong dollar	29,109,811	2.1
Japanese yen	171,268,318	12.3
Mexican peso	43,559,210	3.1
South Korean won	23,338,825	1.7
Swiss franc	239,520,057	17.1
US dollar	314,818,088	22.5

Total investments	$1,396,968,073	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 8.3%
Auto Components - 2.7%
BorgWarner Inc.	2,298,651	$102,014,131
Johnson Controls, Inc.	1,171,500	33,598,620

		135,612,751

Distributors - 0.5%
LKQ Corporation(1)	1,399,019	25,280,273

Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc., Class B(1)	87,100	6,563,856
Panera Bread Company, Class A(1)	212,400	9,825,624
Starbucks Corporation(1)	1,562,158	24,588,367
Starwood Hotels & Resorts Worldwide, Inc.	795,900	31,891,713
Wyndham Worldwide Corporation	2,576,481	46,144,775

		119,014,335

Internet & Catalog Retail - 0.8%
Amazon.com, Inc.(1)	512,822	37,605,237

Multiline Retail - 0.5%
Kohl’s Corporation(1)	673,700	26,974,948

Specialty Retail - 1.3%
Best Buy Co., Inc.	626,776	24,820,330
GameStop Corp.(1)	341,600	13,800,640
Williams-Sonoma, Inc.	1,288,300	25,559,872

		64,180,842

Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.(1)	345,290	2,765,773

CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Hansen Natural Corporation(1)	2,846,800	82,044,776

Food Products - 0.2%
Bunge Limited	115,621	12,451,225

Personal Products - 2.5%
Avon Products, Inc.	2,342,664	84,382,757
Bare Escentuals, Inc.(1)	2,078,118	38,923,150

		123,305,907

ENERGY - 6.2%
Energy Equipment & Services - 4.3%
Dresser-Rand Group Inc.(1)	1,893,775	74,046,603
Helix Energy Solutions Group, Inc.(1)	2,443,101	101,730,726
Weatherford International Ltd.(1)	800,844	39,713,854

		215,491,183
Oil, Gas & Consumable Fuels - 1.9%
Denbury Resources Inc.(1)	938,907	34,270,106
Peabody Energy Corporation	695,400	61,229,970

		95,500,076

FINANCIALS - 6.3%
Capital Markets - 3.0%
Affiliated Managers Group, Inc.(1)	676,356	60,912,621
Invesco Limited	3,638,630	87,254,347

		148,166,968

Consumer Finance - 0.9%
Discover Financial Services	3,427,500	45,140,175

Diversified Financial Services - 0.3%
CME Group Inc., Class A	39,525	15,145,585

Real Estate Management & Development - 1.8%
CB Richard Ellis Group, Inc.(1)	1,431,800	27,490,560
The St. Joe Company	1,783,581	61,212,500

		88,703,060

Thrifts & Mortgage Finance - 0.3%
Federal Home Loan Mortgage Corporation	882,200	14,468,080
MGIC Investment Corporation	300	1,833

		14,469,913

HEALTHCARE - 22.4%
Biotechnology - 3.0%
Celgene Corporation(1)	1,890,201	120,727,138
ImClone Systems Incorporated(1)	646,555	26,159,615

		146,886,753

Health Care Equipment & Supplies - 7.3%
C.R. Bard, Inc.	1,483,941	130,512,611
Gen-Probe Incorporated(1)	716,800	34,033,664
Intuitive Surgical, Inc.(1)	169,656	45,705,326
NuVasive, Inc.(1)	682,652	30,487,238
Varian Medical Systems, Inc.(1)	2,347,822	121,734,571

		362,473,410

Health Care Technology - 3.5%
Cerner Corporation(1)	3,849,647	173,927,051

Life Sciences Tools & Services - 4.6%
Thermo Fisher Scientific, Inc.(1)	4,132,071	230,280,317

Pharmaceuticals - 4.0%
Allergan, Inc.	3,784,418	196,978,957

INDUSTRIALS - 15.6%
Aerospace & Defense - 2.6%
Hexcel Corporation(1)	1,650,615	31,856,869
Precision Castparts Corp.	991,522	95,552,975

		127,409,844

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	164,713	9,032,861
Expeditors International of Washington, Inc.	436,403	18,765,329

		27,798,190

Airlines - 0.5%
Southwest Airlines Co.	2,063,974	26,914,221

Commercial Services & Supplies - 1.1%
Robert Half International Inc.	2,236,500	53,608,905

Construction & Engineering - 3.1%
Fluor Corporation	423,306	78,768,780
Quanta Services, Inc.(1)	2,010,116	66,876,559
URS Corporation(1)	143,300	6,014,301

		151,659,640

Electrical Equipment - 4.5%
Cooper Industries, Ltd.	2,381,404	94,065,458
First Solar, Inc.(1)	33,289	9,081,905
Rockwell Automation, Inc.	153,900	6,730,047
Roper Industries, Inc.	1,163,960	76,681,685
SunPower Corporation(1)	520,800	37,487,184

		224,046,279

Machinery - 3.2%
AGCO Corporation(1)	1,215,961	63,728,516
Cummins Inc.	616,500	40,393,080
Harsco Corporation	514,722	28,006,024
PACCAR Inc	692,600	28,971,458

		161,099,078

INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 2.2%
Juniper Networks, Inc.(1)	5,006,008	111,033,257

Computers & Peripherals - 2.5%
Intermec, Inc.(1)(2)	3,834,219	80,825,337
NetApp, Inc.(1)	1,471,287	31,868,076
Sun Microsystems, Inc.(1)	999,277	10,872,134

		123,565,547

Electronic Equipment & Instruments - 1.6%
Flextronics International Ltd.(1)	2,651,890	24,927,766
Itron, Inc.(1)	124,400	12,234,740
Trimble Navigation Limited(1)	1,151,777	41,118,439

		78,280,945

Internet Software & Services - 0.7%
Ariba, Inc.(1)	826,300	12,154,873
VeriSign, Inc.(1)	628,720	23,765,616

		35,920,489

IT Services - 4.3%
Affiliated Computer Services, Inc.(1)	346,000	18,507,540
Paychex, Inc.	250,368	7,831,511
SRA International, Inc., Class A(1)	811,500	18,226,290
The Western Union Company	6,750,119	166,862,942

		211,428,283

Office Electronics - 1.0%
Zebra Technologies Corporation(1)	1,525,203	49,782,626

Semiconductors & Semiconductor Equipment - 8.6%
Analog Devices, Inc.	3,090,154	98,174,193
Broadcom Corporation, Class A(1)	7,204,180	196,602,072
MEMC Electronic Materials, Inc.(1)	585,080	36,005,823
NVIDIA Corporation(1)	5,197,383	97,295,010

		428,077,098

Software - 8.4%
Autodesk, Inc.(1)	1,200,400	40,585,524
Electronic Arts Inc.(1)	5,758,585	255,853,932
McAfee Inc.(1)	566,300	19,271,189
Red Hat, Inc.(1)	4,350,695	90,015,880
VMware, Inc., Class A(1)	230,984	12,440,798

		418,167,323

MATERIALS - 1.2%
Chemicals - 1.2%
The Mosaic Company(1)	413,928	59,895,382

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc.(1)	156,155	7,415,801

UTILITIES - 2.2%
Independent Power Producers & Energy Traders - 2.2%
Calpine Corporation(1)	2,847,900	64,248,624
Dynegy Inc.(1)	5,053,000	43,203,150

		107,451,774

Total common stocks (Cost $4,441,078,860)		4,765,954,197
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $228,836,581(3) (Cost $228,828,000)	$228,828,000	$228,828,000

Total investments - 100.5% (Cost $4,669,906,860)		4,994,782,197

Other assets less liabilities - (0.5%)		(23,989,725)

Total net assets - 100.0%(4)		$4,970,792,472

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form N-Q.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	2/15/36	$233,406,613

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider; a company's legal name may be different.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.8%

CONSUMER DISCRETIONARY - 13.7%
Automobiles - 1.6%
Thor Industries, Inc.(1)	2,398,900	$51,000,614

Household Durables - 2.2%
Mohawk Industries, Inc.(2)	1,121,900	71,913,790

Media - 1.9%
Marvel Entertainment, Inc.(2)	1,924,400	61,850,216

Multiline Retail - 1.2%
Kohl’s Corporation(2)	983,600	39,383,344

Specialty Retail - 6.8%
AutoZone, Inc.(2)	512,300	61,993,423
Bed Bath & Beyond Inc.(2)	1,393,400	39,154,540
Limited Brands, Inc.	2,448,700	41,260,595
Rent-A-Center, Inc.(1)(2)	2,141,100	44,042,427
Williams-Sonoma, Inc.	1,562,500	31,000,000

		217,450,985

CONSUMER STAPLES - 1.3%
Food Products - 1.3%
Smithfield Foods, Inc.(2)	2,161,900	42,978,572

ENERGY - 11.0%
Energy Equipment & Services - 6.6%
BJ Services Company	1,830,200	58,456,588
Nabors Industries Ltd.(2)	3,113,900	153,297,297

		211,753,885

Oil, Gas & Consumable Fuels - 4.4%
Cimarex Energy Co.	297,200	20,705,924
Holly Corporation	1,321,700	48,797,164
Mariner Energy, Inc.(2)	621,591	22,980,219
Pioneer Natural Resources Company	380,604	29,793,681
St. Mary Land & Exploration Company	288,900	18,674,496

		140,951,484

FINANCIALS - 16.7%
Consumer Finance - 2.1%
The Student Loan Corporation	682,900	66,978,832

Insurance - 14.6%
Alleghany Corporation(2)	327,475	108,738,074
Allied World Assurance Company Holdings, Ltd	1,357,600	53,788,112
Arch Capital Group Ltd.(2)	326,873	21,678,217
Brown & Brown, Inc.	4,750,200	82,605,978
Fidelity National Financial, Inc.	5,493,131	69,213,451
The Progressive Corporation	3,386,200	63,389,664
White Mountains Insurance Group, Ltd.	159,800	68,554,200

		467,967,696

HEALTHCARE - 1.8%
Health Care Providers & Services - 1.8%
CIGNA Corporation	1,644,500	58,198,855

INDUSTRIALS - 25.1%
Aerospace & Defense - 3.0%
Rockwell Collins, Inc.	2,040,700	97,871,972

Commercial Services & Supplies - 4.2%
Cintas Corporation	2,038,900	54,051,239
Manpower Inc.	1,075,800	62,654,592
Robert Half International Inc.	696,700	16,699,899

		133,405,730

Electrical Equipment - 7.1%
Acuity Brands, Inc.(1)	2,300,200	110,593,616
Hubbell Inc., Class B	1,342,200	53,513,514
Thomas & Betts Corporation(2)	1,685,400	63,792,390

		227,899,520

Machinery - 1.7%
Dover Corporation	1,103,200	53,361,784

Marine - 1.7%
Alexander & Baldwin, Inc.	1,178,300	53,671,565

Road & Rail - 5.6%
Con-way Inc.(1)	1,818,600	85,947,036
Ryder System, Inc.	1,340,100	92,306,088

		178,253,124

Trading Companies & Distributors - 1.8%
GATX Corporation	1,316,400	58,356,012

INFORMATION TECHNOLOGY - 22.2%
Computers & Peripherals - 2.4%
Seagate Technology	3,068,600	58,702,318
Western Digital Corporation(2)	572,200	19,758,066

		78,460,384

Electronic Equipment & Instruments - 9.4%
Arrow Electronics, Inc.(2)	3,017,400	92,694,528
Avnet, Inc.(2)	3,616,800	98,666,304
Ingram Micro Inc.(2)	6,316,500	112,117,875

		303,478,707

IT Services - 5.1%
Broadridge Financial Solutions, Inc.	3,007,100	63,299,455
Hewitt Associates, Inc.(2)	671,100	25,723,263
SAIC, Inc.(2)	3,642,400	75,798,344

		164,821,062

Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices, Inc.	2,216,300	70,411,851
Lam Research Corporation(2)	1,244,900	45,003,135
National Semiconductor Corporation	2,653,700	54,506,998

		169,921,984

UTILITIES - 1.0%
Multi-Utilities - 1.0%
TECO Energy, Inc.	1,551,600	33,343,884

Total common stocks (Cost $2,938,890,198)		2,983,274,001

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.4%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $235,889,846(3) (Cost $235,881,000)	$235,881,000	$235,881,000

Total investments - 100.2% (Cost $3,174,771,198)		3,219,155,001

Other assets less liabilities - (0.2%)		(5,384,418)

Total net assets - 100.0%(4)		$3,213,770,583

(1)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form N-Q.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.250%	8/15/23	$61,027,350
U.S. Treasury Bond	4.500	2/15/36	179,572,719

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider; a company’s legal name may be different.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments - June 30, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 4.3%
Carnival Corporation	320,400	$10,560,384

Household Durables - 2.7%
Mohawk Industries, Inc.(1)	102,700	6,583,070

Media - 2.6%
Comcast Corporation, Class A(2)	337,400	6,329,624

Multiline Retail - 2.0%
Kohl’s Corporation(1)	122,800	4,916,912

CONSUMER STAPLES - 1.5%
Food Products - 1.5%
Smithfield Foods, Inc.(1)	181,200	3,602,256

ENERGY - 7.9%
Energy Equipment & Services - 5.9%
Nabors Industries Ltd.(1)	294,000	14,473,620

Oil, Gas & Consumable Fuels - 2.0%
Valero Energy Corporation	118,300	4,871,594

FINANCIALS - 22.1%
Capital Markets - 2.4%
AllianceBernstein Holding L.P.	106,500	5,823,420

Commercial Banks - 3.0%
BNP Paribas(3)(4)	80,830	7,241,746

Insurance - 16.7%
Allied World Assurance Company Holdings, Ltd	112,300	4,449,326
The Allstate Corporation	250,950	11,440,811
American International Group, Inc.	259,300	6,861,078
Berkshire Hathaway Inc., Class B(1)	1,400	5,616,800
Fidelity National Financial, Inc.	417,800	5,264,280
The Progressive Corporation	371,700	6,958,224

		40,590,519

HEALTHCARE - 5.3%
Health Care Providers & Services - 2.2%
CIGNA Corporation	152,400	5,393,436

Pharmaceuticals - 3.1%
Johnson & Johnson	117,300	7,547,082

INDUSTRIALS - 9.0%
Aerospace & Defense - 6.7%
The Boeing Company	135,500	8,905,060
Rockwell Collins, Inc.	155,500	7,457,780

		16,362,840
Industrial Conglomerates - 2.3%
3M Company	79,900	5,560,241

INFORMATION TECHNOLOGY - 41.3%
Communications Equipment - 6.1%
Cisco Systems, Inc.(1)	172,500	4,012,350
Nokia Oyj (DR)(4)	445,300	10,909,850

		14,922,200
Computers & Peripherals - 8.2%
Dell Inc.(1)	431,200	9,434,656
Hewlett-Packard Company	109,800	4,854,258
Seagate Technology	298,600	5,712,218

		20,001,132
Electronic Equipment & Instruments - 13.0%
Arrow Electronics, Inc.(1)	278,100	8,543,232
Avnet, Inc.(1)	381,700	10,412,776
Ingram Micro Inc.(1)	721,200	12,801,300

		31,757,308
IT Services - 6.7%
Accenture Ltd, Class A	279,000	11,360,880
Broadridge Financial Solutions, Inc.	231,400	4,870,970

		16,231,850
Semiconductors & Semiconductor Equipment - 5.2%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)(1)(4)	702,320	$7,662,311
Texas Instruments Incorporated	177,900	5,009,664

		12,671,975
Software - 2.1%
Microsoft Corporation	183,200	5,039,832

Total common stocks (Cost $259,290,574)		240,481,041

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $5,534,207(5) (Cost $5,534,000)	$5,534,000	$5,534,000

Total investments - 101.0% (Cost $264,824,574)		246,015,041

Other assets less liabilities - (1.0%)		(2,483,693)

Total net assets - 100.0%(6)		$243,531,348

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $7,241,746 or 3.0% of total net assets.
(4)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
BNP Paribas	France	Euro
Nokia Oyj (DR)	Finland	US dollar
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	Taiwan	US dollar

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	2/15/36	$5,647,831

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE - JUNE 30, 2008

(Unaudited)

	Value	Percentage of Total Investments
Euro	7,241,746	3.0%
US dollar	238,773,295	97.0

Total investments	$246,015,041	100.0%

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 10.8%
Distributors - 1.5%
LKQ Corporation(1)	564,700	$10,204,129

Hotels, Restaurants & Leisure - 2.7%
Life Time Fitness, Inc.(1)	351,200	10,377,960
Morgans Hotel Group Co.(1)	819,500	8,440,850

		18,818,810

Specialty Retail - 3.3%
Hibbett Sports, Inc.(1)	546,850	11,538,535
Tween Brands, Inc.(1)	671,500	11,052,890

		22,591,425

Textiles, Apparel & Luxury Goods - 3.3%
Carter’s, Inc.(1)	863,700	11,936,334
Iconix Brand Group, Inc.(1)	927,800	11,207,824

		23,144,158

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.7%
The Andersons, Inc.	295,800	12,042,018

Personal Products - 1.4%
Bare Escentuals, Inc.(1)	524,100	9,816,393

ENERGY - 4.9%
Energy Equipment & Services - 4.1%
Allis-Chalmers Energy Inc.(1)	294,300	5,238,540
Core Laboratories N.V.(1)	41,800	5,950,230
Dril-Quip, Inc.(1)	86,100	5,424,300
Hercules Offshore, Inc.(1)	302,300	11,493,446

		28,106,516

Oil, Gas & Consumable Fuels - 0.8%
Carrizo Oil & Gas, Inc.(1)	78,700	5,358,683

FINANCIALS - 8.5%
Capital Markets - 2.7%
Ares Capital Corporation	892,576	8,997,166
Greenhill & Co., Inc.	175,200	9,436,272

		18,433,438

Commercial Banks - 2.8%
SVB Financial Group(1)	219,800	10,574,578
Wintrust Financial Corporation	376,400	8,977,140

		19,551,718

Insurance - 3.0%
National Financial Partners Corp.	588,300	11,660,106
Selective Insurance Group, Inc.	480,300	9,010,428

		20,670,534

HEALTHCARE - 19.2%
Health Care Equipment & Supplies - 5.2%
ArthroCare Corporation(1)	360,500	14,712,005
TomoTherapy Incorporated(1)	989,900	8,839,807
Wright Medical Group, Inc.(1)	433,100	12,304,371

		35,856,183

Health Care Providers & Services - 7.9%
athenahealth, Inc.(1)	72,100	2,217,796
Genoptix, Inc.(1)	188,500	5,947,175
HealthExtras, Inc.(1)	393,000	11,845,020
PSS World Medical, Inc.(1)	763,500	12,445,050
Psychiatric Solutions, Inc.(1)	368,000	13,925,120
VCA Antech, Inc.(1)	285,100	7,920,078

		54,300,239

Health Care Technology - 1.7%
Phase Forward Incorporated(1)	660,900	11,876,373

Life Sciences Tools & Services - 1.9%
ICON PLC (DR)(1)(2)	172,700	13,042,304

Pharmaceuticals - 2.5%
K-V Pharmaceutical Company, Class A(1)	626,900	12,117,977
Obagi Medical Products, Inc.(1)	589,800	5,042,790

		17,160,767

INDUSTRIALS - 25.1%
Aerospace & Defense - 2.7%
AAR CORP.(1)	805,200	10,894,356
Ladish Co., Inc.(1)	391,800	8,067,162

		18,961,518

Airlines - 0.9%
AirTran Holdings, Inc.(1)	3,118,000	6,360,720

Commercial Services & Supplies - 10.8%
The Advisory Board Company(1)	87,700	3,449,241
CRA International, Inc.(1)	221,100	7,992,765
The GEO Group, Inc.(1)	633,400	14,251,500
Healthcare Services Group, Inc.	753,000	11,453,130
Innerworkings, Inc.(1)	786,100	9,401,756
Kenexa Corporation(1)	609,600	11,484,864
Mobile Mini, Inc.(1)	350,100	7,002,000
Waste Connections, Inc.(1)	308,325	9,844,817

		74,880,073

Machinery - 5.3%
Actuant Corporation	275,900	8,649,465
Astec Industries, Inc.(1)	218,500	7,022,590
Dynamic Materials Corporation	330,100	10,876,795
The Middleby Corporation(1)	227,800	10,002,698

		36,551,548

Marine - 1.1%
Eagle Bulk Shipping Inc.	258,500	7,643,845

Road & Rail - 1.7%
Old Dominion Freight Line, Inc.(1)	393,900	11,824,878

Trading Companies & Distributors - 1.5%
Interline Brands, Inc.(1)	657,400	10,472,382

Transportation Infrastructure - 1.1%
Aegean Marine Petroleum Network Inc.(2)	185,200	7,535,788

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 2.5%
Aruba Networks, Inc.(1)	1,212,000	6,338,760
Avocent Corporation(1)	595,700	11,080,020

		17,418,780

Electronic Equipment & Instruments - 1.2%
Brightpoint, Inc.(1)	1,175,600	8,581,880

Internet Software & Services - 1.5%
Omniture, Inc.(1)	550,300	10,219,071

IT Services - 2.9%
Euronet Worldwide, Inc.(1)	772,300	13,051,870
Global Cash Access Holdings, Inc.(1)	981,300	6,731,718

		19,783,588

Semiconductors & Semiconductor Equipment - 4.6%
Atheros Communications, Inc.(1)	317,100	9,513,000
Microsemi Corporation(1)	389,400	9,805,092
Tessera Technologies, Inc.(1)	757,200	12,395,364

		31,713,456

Software - 9.0%
Blackbaud, Inc.	323,100	6,914,340
CommVault Systems, Inc.(1)	784,500	13,054,080
Concur Technologies, Inc.(1)	138,900	4,615,647
Epicor Software Corporation(1)	1,116,000	7,711,560
Informatica Corporation(1)	438,800	6,599,552
Macrovision Corporation(1)	897,500	13,426,600
Progress Software Corporation(1)	384,400	9,829,108

		62,150,887

MATERIALS - 1.2%
Chemicals - 1.2%
Zoltek Companies, Inc.(1)	345,800	8,385,650

UTILITIES - 1.6%
Electrical Utilities - 1.6%
ITC Holdings Corp.	213,500	10,911,985

Total common stocks (Cost $728,955,328)		664,369,737

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $24,010,900(3) (Cost $24,010,000)	$24,010,000	$24,010,000

Total investments - 99.6% (Cost $752,965,328)		688,379,737

Other assets less liabilities - 0.4%		2,930,717

Total net assets - 100.0%(4)		$691,310,454

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Aegean Marine Petroleum Network Inc.	Greece	US dollar
ICON PLC (DR)	Ireland	US dollar

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	2/15/36	$24,492,475

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN SMALL CAP VALUE FUND
Schedule of Investments - June 30, 2008
(Unaudited)

	Shares Held	Value
COMMON STOCKS - 94.4%

CONSUMER DISCRETIONARY - 11.4%
Automobiles - 1.2%
Thor Industries, Inc.(1)	1,019,300	$21,670,318

Hotels, Restaurants & Leisure - 0.8%
Jack in the Box Inc.(2)	409,400	9,174,654
Ruth’s Hospitality Group Inc.(2)	1,009,400	5,228,692

		14,403,346

Household Durables - 2.1%
Champion Enterprises, Inc.(2)	513,400	3,003,390
Ethan Allen Interiors Inc.(1)	1,443,300	35,505,180

		38,508,570

Media - 2.9%
Belo Corp.	906,100	6,623,591
Marvel Entertainment, Inc.(2)	683,400	21,964,476
Meredith Corporation	768,100	21,729,549
World Wrestling Entertainment, Inc., Class A	302,800	4,684,316

		55,001,932

Specialty Retail - 4.0%
AnnTaylor Stores Corporation(2)	591,400	14,169,944
bebe stores, inc.	749,000	7,197,890
The Men’s Wearhouse, Inc.	689,700	11,235,213
Rent-A-Center, Inc.(1)(2)	1,638,400	33,701,888
Sonic Automotive, Inc., Class A	609,300	7,853,877

		74,158,812

Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Company	202,800	7,452,900

CONSUMER STAPLES - 2.4%
Food Products - 1.7%
Sanderson Farms, Inc.	900,300	31,078,356

Tobacco - 0.7%
Universal Corporation	296,500	13,407,730

ENERGY - 9.8%
Energy Equipment & Services - 7.6%
Cal Dive International, Inc.(2)	1,457,387	20,826,060
Complete Production Services, Inc.(2)	379,100	13,806,822
Grey Wolf, Inc.(2)	3,916,600	35,366,898
Parker Drilling Company(2)	2,782,000	27,847,820
RPC, Inc.	2,661,200	44,708,160

		142,555,760

Oil, Gas & Consumable Fuels - 2.2%
Cimarex Energy Co.	122,500	8,534,575
Holly Corporation	242,200	8,942,024
Mariner Energy, Inc.(2)	198,197	7,327,343
Rosetta Resources Inc.(2)	283,500	8,079,750
St. Mary Land & Exploration Company	131,300	8,487,232

		41,370,924

FINANCIALS - 11.1%
Consumer Finance - 0.5%
The Student Loan Corporation	88,900	8,719,312

Diversified Financial Services - 1.3%
PICO Holdings, Inc.(2)	543,000	23,593,350

Insurance - 7.9%
Hilb Rogal & Hobbs Company	1,581,800	68,745,028
Max Capital Group Ltd.	798,900	17,040,537
Platinum Underwriters Holdings, Ltd.	290,600	9,476,466
Stewart Information Services Corporation(1)	1,537,000	29,725,580
Zenith National Insurance Corp.	649,100	22,822,356

		147,809,967

Real Estate Investment Trusts (REITS) - 1.4%
Cousins Properties Incorporated	1,096,900	25,338,390

HEALTHCARE - 7.0%
Health Care Equipment & Supplies - 1.4%
CONMED Corporation(2)	764,600	20,300,130
National Dentex Corporation(1)(2)	415,800	5,255,712

		25,555,842

Health Care Providers & Services - 5.6%
America Service Group Inc.(1)(2)	599,200	5,482,680
AMN Healthcare Services, Inc.(1)(2)	2,009,800	34,005,816
Cross Country Healthcare, Inc.(1)(2)	2,256,300	32,513,283
HealthSpring, Inc.(2)	1,580,700	26,682,216
Medical Staffing Network Holdings, Inc.(1)(2)	1,760,100	6,793,986

		105,477,981

INDUSTRIALS - 20.4%
Building Products - 1.4%
Quanex Corporation	1,790,475	26,606,459

Commercial Services & Supplies - 8.8%
ABM Industries Incorporated	891,000	19,824,750
Comfort Systems USA, Inc.	160,800	2,161,152
Diamond Management & Technology Consultants, Inc.(1)	1,897,400	9,885,454
Hudson Highland Group, Inc.(1)(2)	1,563,500	16,369,845
Kforce Inc.(1)(2)	2,284,400	19,394,556
Korn/Ferry International(2)	1,351,300	21,255,949
MPS Group, Inc.(2)	2,496,600	26,538,858
School Specialty, Inc.(2)	431,100	12,816,603
Spherion Corporation(2)	510,200	2,357,124
TrueBlue, Inc.(2)	868,100	11,467,601
United Stationers Inc.(2)	499,400	18,452,830
Watson Wyatt Worldwide, Inc.	67,300	3,559,497

		164,084,219

Construction & Engineering - 2.3%
EMCOR Group, Inc.(2)	1,012,700	28,892,331
Granite Construction Incorporated	443,100	13,970,943

		42,863,274

Electrical Equipment - 2.4%
Acuity Brands, Inc.(1)	781,700	37,584,136
Regal Beloit Corporation	193,000	8,154,250

		45,738,386

Machinery - 0.6%
Astec Industries, Inc.(2)	378,900	12,177,846

Road & Rail - 4.9%
Arkansas Best Corporation	973,700	35,676,368
Con-way Inc.(1)	572,700	27,065,802
Heartland Express, Inc.	889,400	13,260,954
Knight Transportation, Inc.	855,100	15,648,330

		91,651,454

INFORMATION TECHNOLOGY - 28.0%
Computers & Peripherals - 3.0%
Imation Corp.	880,000	20,169,600
Intevac, Inc.(1)(2)	1,139,100	12,849,048
Xyratex Ltd(2)	1,331,000	22,161,150

		55,179,798

Electronic Equipment & Instruments - 3.5%
Benchmark Electronics, Inc.(2)	1,391,800	22,742,012
Orbotech, Ltd.(1)(2)(3)	2,635,500	35,104,860
RadiSys Corporation(2)	873,800	7,916,628

		65,763,500

Internet Software & Services - 1.5%
EarthLink, Inc.(2)	3,150,400	27,250,960

IT Services - 5.6%
CACI International Inc(2)	833,200	38,135,564
CIBER, Inc.(2)	686,400	4,262,544
MAXIMUS, Inc.	524,300	18,256,126
SI International Inc.(1)(2)	1,068,900	22,382,766
SRA International, Inc., Class A(2)	972,100	21,833,366

		104,870,366

Semiconductors & Semiconductor Equipment - 9.3%
Actel Corporation(2)	997,100	16,801,135
ATMI, Inc.(2)	636,600	17,773,872
Cymer, Inc.(2)	817,600	21,977,088
DSP Group, Inc.(2)	647,600	4,533,200
Entegris, Inc.(2)	2,785,300	18,243,715
LTX Corporation(1)(2)	3,769,700	8,293,340
O2Micro International Limited (DR)(2)(3)	1,037,600	6,900,040
OmniVision Technologies, Inc.(2)	585,100	7,073,859
Rudolph Technologies, Inc.(1)(2)	1,771,000	13,636,700
Silicon Image, Inc.(2)	1,763,200	12,783,200
Standard Microsystems Corporation(2)	631,900	17,156,085
Ultra Clean Holdings, Inc.(1)(2)	1,327,900	10,570,084
Ultratech, Inc.(1)(2)	1,176,300	18,256,176

		173,998,494

Software - 5.1%
Lawson Software, Inc.(2)	4,169,300	30,310,811
Manhattan Associates, Inc.(1)(2)	1,232,700	29,251,971
MicroStrategy Incorporated(2)	264,000	17,094,000
TIBCO Software Inc.(2)	1,282,600	9,811,890
Tyler Technologies, Inc.(2)	628,700	8,531,459

		95,000,131

MATERIALS - 1.0%
Chemicals - 1.0%
H.B. Fuller Company	413,500	9,278,940
Sensient Technologies Corporation	317,300	8,935,168

		18,214,108

UTILITIES - 3.3%
Electrical Utilities - 3.3%
ALLETE, Inc.	724,000	30,408,000
El Paso Electric Company(2)	920,600	18,227,880
UIL Holdings Corporation	419,700	12,343,377

		60,979,257

Total common stocks (Cost $1,855,122,962)		1,760,481,742

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 1.35%, dated 6/30/08, due 7/1/08, maturity value $113,487,256(4) (Cost $113,483,000)	$113,483,000	$113,483,000

Total investments - 100.5% (Cost $1,968,605,962)		1,873,964,742

Other assets less liabilities - (0.5%)		(9,322,357)

Total net assets - 100.0%(5)		$1,864,642,385

(1)	Affiliated company as defined by the Investment Company Act of 1940. See Note (H) in Notes to Form N-Q.
(2)	Non-income producing security.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
O2Micro International Limited (DR)	Cayman Islands	US dollar
Orbotech, Ltd.	Israel	US dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.250%	8/15/23	$115,755,338

(5) Percentages for the various classifications relate to total net assets. Company names are as reported by a data service provider; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN FUNDS, INC.

Notes to Form N-Q — June 30, 2008 (Unaudited)

(A)	Organization:

As of June 30, 2008, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of ten open-end, diversified mutual funds (each, a “Fund” and collectively, the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, were valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, secondary exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Equity-linked securities, such as participation certificates, that provide economic exposure to an underlying security without a direct investment in such security, were valued as if the portfolio owned the underlying security upon which the value of the equity-linked security is based.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraphs did not reflect a fair value of the security.

Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and Opportunistic Value Fund did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

(C)	Repurchase agreements:

Each Fund entered into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements entered into by the Funds were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Funds would have suffered a loss.

(D)	Depository receipts:

Each of the Funds may invest in depository receipts. Depository receipts are typically issued by a financial institution (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

(E)	Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(F)	Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with U.S. generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the nine months ended June 30, 2008 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$106,590,516	$24,222,196
Global Value(1)	12,939,662	2,615,361
International	7,161,392,947	7,299,408,155
International Small Cap	435,725,738	442,211,711
International Value	556,494,960	721,442,864
Mid Cap	3,293,662,080	3,607,881,440
Mid Cap Value	1,704,519,996	1,707,109,687
Opportunistic Value	179,297,191	169,202,748
Small Cap	632,168,424	834,190,154
Small Cap Value	1,035,070,547	1,250,818,043

(1)	For the period from commencement of operations (December 10, 2007) through June 30, 2008.

(G)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2008 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$100,122,993	$7,537,504	$(11,125,578)	$(3,588,074)
Global Value	10,562,303	138,851	(1,173,920)	(1,035,069)
International	13,796,136,376	2,758,377,318	(972,830,037)	1,785,547,281
International Small Cap	960,194,052	269,268,800	(119,354,842)	149,913,958
International Value	1,486,527,726	124,199,795	(213,759,448)	(89,559,653)
Mid Cap	4,690,926,489	638,855,220	(334,999,512)	303,855,708
Mid Cap Value	3,179,577,536	303,329,549	(263,752,084)	39,577,465
Opportunistic Value	267,033,493	11,239,357	(32,257,809)	(21,018,452)
Small Cap	772,111,372	73,529,772	(157,261,407)	(83,731,635)
Small Cap Value	1,977,870,812	152,823,086	(256,729,156)	(103,906,070)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(H)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the nine months ended June 30, 2008. The Funds have identified a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the nine months ended June 30, 2008.

Fund	Security	As of 9/30/07	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	As of 6/30/08
		Share Balance					Share Balance	Value
	Global Value(2)
	Credit Saison Co., Ltd.(3)(4)	—	$267,064	$—	$—	$2,188	9,500	$199,147
	Total		$267,064	$—	$—	$2,188		$—
	International
	Credit Saison Co., Ltd.(3)	8,625,200	$—	$78,160,549	$(14,637,745)	$1,723,678	6,330,600	$132,707,222
	Shanghai Electric Group Company Limited, Series H(4)(6)	—	110,038,880	—	—	—	150,931,921	73,490,571
	Total(5)		$110,038,880	$78,160,549	$(14,637,745)	$1,723,678		$73,490,571
	International Small Cap
	CDNetworks Co., Ltd.(3)(6)	533,656	$—	$17,320,963	$(9,343,122)	$—	—	$—
	Spazio Investment NV	1,718,422	—	—	—	2,304,249	1,718,422	23,122,803
	Total(5)		$—	$17,320,963	$(9,343,122)	$2,304,249		$23,122,803
	International Value
	Benfield Group Plc	11,229,422	$3,060,563	$3,275,522	$(477,755)	$2,929,016	11,364,380	$55,013,205
	Credit Saison Co., Ltd.(3)	2,009,500	15,765,704	11,142,957	1,836,908	538,043	2,188,450	45,876,081
	Pfeiffer Vacuum Technology AG(3)	499,995	—	9,414,515	8,887,440	1,313,341	306,588	31,791,536
	SurfControl PLC(3)(6)	1,622,708	—	13,618,504	9,572,504	—	—	—
	Total(5)		$18,826,267	$37,451,498	$19,819,097	$4,780,400		$55,013,205
	Mid Cap
	Chico’s FAS, Inc.(3)(6)	5,456,168	$2,547,668	$57,624,668	$(61,355,627)	$—	—	$—
	Intermec, Inc.(6)	3,770,200	5,518,693	3,892,183	(307,550)	—	3,834,219	80,825,337
	Total(5)		$8,066,361	$61,516,851	$(61,663,177)	$—		$80,825,337
	Mid Cap Value
	Acuity Brands, Inc.(4)	—	$109,262,911	$3,495,285	$(76,959)	$692,056	2,300,200	$110,593,616
	Benchmark Electronics, Inc.(3)(4)(6)	2,045,800	7,939,587	51,998,288	(7,650,380)	—	—	—
	Chico’s FAS, Inc.(3)(6)	3,359,400	3,230,775	57,506,156	(32,065,927)	—	—	—
	Con-way Inc.(4)	1,101,600	31,749,606	1,694,888	(256,400)	444,550	1,818,600	85,947,036
	Rent-A-Center, Inc.(6)	3,768,900	1,311,173	45,464,487	(14,899,120)	—	2,141,100	44,042,427
	Thor Industries, Inc.(4)	1,222,800	57,403,853	30,436,761	2,221,011	349,783	2,398,900	51,000,614
	Zale Corporation(3)(6)	2,323,600	—	60,643,523	(16,809,508)	—	—	—
	Total(5)		$210,897,905	$251,239,388	$(69,537,283)	$1,486,389		$291,583,693
	Opportunistic Value
	Chico’s FAS, Inc.(3)(6)	260,400	$193,656	$4,291,090	$(2,349,531)	$—	—	$—
	Total(5)		$193,656	$4,291,090	$(2,349,531)	$—		$—
	Small Cap
	DSP Group, Inc.(3)(4)(6)	763,600	$471,743	$16,728,651	$(6,934,140)	$—	—	$—
	Total(5)		$471,743	$16,728,651	$(6,934,140)	$—		$—
	Small Cap Value
	Acuity Brands, Inc.(4)	—	$34,674,611	$145,010	$(1,602)	$121,459	781,700	$37,584,136
	America Service Group Inc.(6)	603,600	638,417	1,784,761	(1,216,251)	—	599,200	5,482,680
	AMN Healthcare Services, Inc.(6)	2,114,100	1,525,042	4,313,995	(1,248,817)	—	2,009,800	34,005,816
	Benchmark Electronics, Inc.(3)(4)(6)	1,183,900	8,672,758	4,433,205	(1,030,958)	—	1,391,800	22,742,012
	Celadon Group, Inc.(3)(6)	1,304,800	—	21,340,969	(12,687,690)	—	—	—
	Chico’s FAS, Inc.(3)(4)(6)	—	9,583,996	9,583,996	(3,095,306)	—	—	—
	Commercial Vehicle Group, Inc(3)(6)	1,253,500	—	24,460,780	(11,987,391)	—	—	—
	Con-way Inc.(4)	—	22,732,008	197,937	20,340	111,980	572,700	27,065,802
	Cross Country Healthcare, Inc.(6)	2,363,300	1,476,562	3,694,632	(1,067,125)	—	2,256,300	32,513,283
	Diamond Management & Technology Consultants, Inc.(4)	1,107,900	7,851,386	1,810,715	(822,919)	625,555	1,897,400	9,885,454
	DSP Group, Inc.(3)(4)(6)	634,900	1,030,440	1,770,432	(678,610)	—	647,600	4,533,200
	Ethan Allen Interiors Inc.	1,554,100	2,037,657	6,857,821	(1,541,142)	950,422	1,443,300	35,505,180
	Gevity HR, Inc.(3)	1,428,600	—	30,568,505	(20,671,081)	240,021	—	—
	Hudson Highland Group, Inc.(4)(6)	797,500	8,220,908	1,644,962	(794,945)	—	1,563,500	16,369,845
	Intevac, Inc.(6)	1,121,800	2,934,985	3,553,957	(1,193,008)	—	1,139,100	12,849,048
	Kforce Inc.(4)(6)	978,900	16,669,336	2,421,591	(900,368)	—	2,284,400	19,394,556
	LTX Corporation(6)	3,758,100	1,503,806	3,276,121	(1,734,670)	—	3,769,700	8,293,340
	Manhattan Associates, Inc.(4)(6)	—	28,585,134	—	—	—	1,232,700	29,251,971
	MarineMax, Inc.(3)(6)	1,231,200	1,043,010	30,147,751	15,008,422	—	—	—
	Medical Staffing Network Holdings, Inc.(6)	1,639,200	683,655	210,612	(74,236)	—	1,760,100	6,793,986
	National Dentex Corporation(6)	413,500	238,956	381,278	(137,055)	—	415,800	5,255,712
	Orbotech, Ltd.(6)	2,537,400	4,306,949	4,285,955	(1,519,634)	—	2,635,500	35,104,860
	Rent-A-Center, Inc.(6)	1,821,100	1,545,193	6,766,214	(2,953,352)	—	1,638,400	33,701,888
	Rudolph Technologies, Inc.(4)(6)	516,700	17,013,235	1,827,257	(426,869)	—	1,771,000	13,636,700
	SI International Inc.(6)	1,127,900	1,713,326	4,294,080	(927,662)	—	1,068,900	22,382,766
	Stewart Information Services Corporation	1,615,500	1,640,430	6,930,729	(3,254,771)	1,211,625	1,537,000	29,725,580
	Thor Industries, Inc.(4)	—	30,818,479	570,826	(20,132)	101,073	1,019,300	21,670,318
	Ultra Clean Holdings, Inc.(4)(6)	—	17,914,493	1,433,482	(291,222)	—	1,327,900	10,570,084
	Ultratech, Inc.(4)(6)	915,600	5,278,074	3,578,222	220,950	—	1,176,300	18,256,176
	Xyratex Ltd(3)(4)(6)	1,400,700	2,477,656	4,308,791	(1,359,806)	—	1,331,000	22,161,150
	Zale Corporation(3)(6)	1,586,600	636,861	30,432,718	(1,213,486)	—	—	—
	Total(5)		$233,447,363	$217,027,304	$(57,600,396)	$3,362,135		$465,299,181

(1)	Net of foreign taxes withheld, if any.
(2)	For the period from commencement of operations (December 10, 2007) through June 30, 2008.
(3)	Issuer was no longer an affiliate as of June 30, 2008.
(4)	Issuer was not an affiliate as of September 30, 2007.
(5)	Total value as of 6/30/08 is presented for only those issuers that were affiliates as of June 30, 2008.
(6)	Non-income producing security.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	August 28, 2008

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer

Date:	August 28, 2008